Accrued Warranty Costs	3 Months Ended
Mar. 31, 2017
Product Warranties Disclosures [Abstract]
Accrued Warranty Costs

NOTE 6 — Accrued Warranty Costs

The Company estimates warranty claims on products sold that may be incurred based on current and historical data. Actual warranty expense could differ from the estimates made by the Company based on product performance. The following table presents changes in the Company’s product warranty liability for the three months ended March 31, 2017 and 2016:

	2017	2016
	(In millions)
January 1	$7.1	$6.1
Claims paid	(1.0)	(0.6)
Warranty expense, net	1.0	0.7

March 31	$7.1	$6.2